Cover	Mar. 26, 2024
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As reported by a Current Report on Form 8-K, dated December 20, 2023, and filed by Value Exchange International, Inc. (“Company”) with the Commission (“Initial Form 8-K”), the Company entered into a Convertible Credit Agreement (collectively, the “Credit Agreement”) with Hapi Metaverse, Inc., a Delaware corporation, (“Lender’) for an unsecured credit line in the maximum amount of One Million U.S. Dollars and No Cents (USD$1,000,000.00) (“Credit Limit”). This Form 8-K/A updates information reported in Item 1.01 of the Initial Form 8-K as follows. On March 21, 2024, the Company’s Board of Directors (“Board”) held a meeting of the Board and determined that Company directors Wong Shui Yeung and Wong Tat Keung are independent directors of the Company under the criteria described below and as of the date of the Board review and approval of the Loan Agreement. As such, the Board also concluded that in respect of the nine directors of the Company: Company directors Chan Heng Fai, Lum Kan Fai, Robert Trapp and Lim Sheng Hon, all non-executive directors of the Company, are deem affiliated; Company directors Tan Seng Wee, Tsang Po Yee Bella and Lee Yuen Fong, all executive directors of the Company, are not affiliated with Mr. Chan Heng Fai or his affiliates; and Company directors Wong Shui Yeung and Wong Tat Keung are independent directors. The criteria used by the Board to determine whether the directors were independent consisted, in part, of the following certifications by Wong Shui Yeung and Wong Tat Keung: (1) Neither the director nor any immediate family member is or has been within the last three (3) years an employee of the Company and no immediate family member is, or has been within the last three years, an executive officer of the Company; (2) Director has not received, and no immediate family member has received, during any twelve-month period within the last three years, more than $100,000 in direct compensation from the Company, other than director and board of director committee fees or other forms of deferred compensation for prior service (provided such compensation is not contingent in any way on continued service). Compensation received by an immediate family member for service as an employee of the Company (other than an executive officer) was not considered; (3)(A) Neither the director nor any immediate family member is a current partner of a firm that is the Company’s internal or external auditor or law firm (“Advisors”); (B) Director is not a current employee of any Advisors; (C) Neither director nor an immediate family member is a current employee of any Advisors or participates in any Advisor’s legal engagement, audit, assurance or tax compliance (but not tax planning) practice; or (D) Neither director nor any immediate family member was within the last three years (but is no longer) a partner or employee of any Advisors or personally worked on the Company’s engagement or audit within that time (excluding review as a Director of the Company); (4) Neither director nor any immediate family member is, or has been within the last three years, employed as an executive officer of another company where any of the Company’s present executive officers at the same time serves or served on that company’s compensation committee; and (5) Director is not a current employee, and no immediate family member is a current executive officer, of a company that has made payments to, or received payments from, the Company for property or services in an amount which, in any of the last three fiscal years, exceeds the greater of $1 million, or 2% of such other company’s consolidated gross revenues. The Board examined the relationship of the directors with other companies, including Lender, Alset Inc., the Lender’s principal shareholder, and all affiliated companies and persons, to determine if any of those relationships impeded the independent of the directors. Relationships involving a director’s affiliation with another company that account for lesser amounts than those specified will not be considered to be material relationships that would impair the director’s independence, provided that the related payments for goods or services or in connection with other contractual arrangements are made in the ordinary course of business and on substantially the same terms as those prevailing at the time for comparable transactions with non-affiliated parties. Directors Wong Shui Yeung and Wong Tat Keung are independent directors of Alset, and also serves or has served as an independent director of several entities controlled or affiliated with Mr. Chan. Wong Shui Yeung and Wong Tat Keung serve as independent directors of Alset International Limited, a subsidiary of Alset. Wong Shui Keung is an independent director of DSS, Inc. Mr. Chan is personally and through entities he controls, the largest shareholder of DSS, and also the Chairman of the Board of Directors of DSS. The review by the Company’s Board of Directors was requested by Alset Inc. in order to re-evaluate and clarify the relationship of the Company with the Lender; Company directors Wong Shui Yeung, Wong Tat Keung; Alset, Inc.; and Company director Chan Heng Fai. Except as set forth herein, this Amendment No. One on Form 8-K/A does not amend or update any other information set forth in the Initial 8-K.
Document Period End Date	Mar. 26, 2024
Entity File Number	000-53537
Entity Registrant Name	VALUE EXCHANGE INTERNATIONAL, INC.
Entity Central Index Key	0001417664
Entity Tax Identification Number	26-3767331
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10/F, FT Life Tower
Entity Address, Address Line Two	18 Sheung Yuet Road, Kowloon Bay
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	999077
City Area Code	(852)
Local Phone Number	2950 4288
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 602, Block B, 6 Floor
Entity Address, Address Line Two	Shatin Industrial Centre
Entity Address, Address Line Three	5-7 Yuen Shun Circuit
Entity Address, City or Town	Shatin
Entity Address, Country	HK
Entity Address, Postal Zip Code	N.T.